Exhibit 99.9

Exception Grades

Run Date - 6/30/2025 8:37:42 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223519882	3158549400	33660388	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points were disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.	Reviewer Comment (2025-06-26): [Redacted]
received PCCD, LOE, proof of mailing & copy of
refund check.

Buyer Comment (2025-06-25): Please see PCCD
and Refund sent to the customer

Reviewer Comment (2025-06-18): [Redacted]
Received COC dated [Redacted] states loan
amount change to $[Redacted]; however, in
actual loan amount change to $[Redacted] on
CD dated [Redacted]. Provide Valdi COC or
provide Cure Docs. Cure Docs Consists of
PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2025-06-17): Do Not Concur.
The loan amount changed twice each time
causing the discount points to change, pls see
CICs for loan amount changes and the CDs that
disclosed timely reflecting the changes.
																			06/26/2025		2	C	B	C	B	C	B	C	B	C	B		MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519882	3158549400	33660390	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Taxes were disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.	Reviewer Comment (2025-06-26): [Redacted] received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-06-25): Please see PCCD and Refund sent to the customer

Reviewer Comment (2025-06-18): [Redacted] Received COC dated [Redacted] states loan amount change to $[Redacted]; however, in actual loan amount change to $[Redacted] on CD dated [Redacted]. Provide Valdi COC or provide Cure Docs. Cure Docs Consists of PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2025-06-17): Do Not Concur.  The loan amount changed on [Redacted] (valid CIC for transfer taxes to change) and the CD disclosed timely with the new amount.
																			06/26/2025		2	C	B	C	B	C	B	C	B	C	B		MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519882		3158549400		33666323			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Tax Certificate Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee. The cure provided at closing ($[Redacted]) is sufficient to address the violation but is insufficient to address all tolerance violations.				Reviewer Comment (2025-06-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-17): Do Not Concur. The cure of $[Redacted] is sufficient to cure the extra tax certificate fee of $[Redacted] because there was a valid CIC for other exceptions citied.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes